Identified Intangible Assets - Summary of Identified Intangibles (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Identified intangible assets, net	$ 59,906,000	$ 64,101,000	$ 74,023,000
Finite-Lived Intangible Asset, Useful Life	8 years 9 months 18 days	8 years 9 months 18 days	9 years 6 months
In-place leases
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 57,072,000	$ 61,166,000	$ 70,650,000
Net of accumulated amortization	$ 28,666,000	$ 32,134,000	$ 18,273,000
Finite-Lived Intangible Asset, Useful Life	8 years 9 months 18 days	8 years 9 months 18 days	9 years 6 months
Above-market leases
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 2,486,000	$ 2,587,000	$ 3,025,000
Net of accumulated amortization	$ 1,075,000	$ 1,009,000	$ 609,000
Finite-Lived Intangible Asset, Useful Life	9 years 1 month 6 days	9 years 1 month 6 days	9 years 6 months
Certificates of need
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 348,000	$ 348,000	$ 348,000